SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
Short-term Investments [Abstract]
SHORT-TERM INVESTMENTS
9.	SHORT-TERM INVESTMENTS

Short-term investments comprise of marketable securities which are classified as trading and derivative financial instruments that are regarded as assets.

Trading securities

During the years ended December 31, 2016 and 2017, the Company purchased and sold several trading securities and recorded $577 of gain and $100 of loss in the consolidated statements of operations. As of December 31, 2017 and 2018, the Company did not hold any trading securities.